Nov. 16, 2020
PACE® Large Co Value Equity Investments
PACE® Large Co Value Equity Investments

PACE® Select Advisors Trust

November 16, 2020

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2019, as supplemented.

Includes:

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Large Co Value Equity Investments and PACE Large Co Growth Equity Investments (each, a "fund"), each a series of PACE Select Advisors Trust ("Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE Large Co Value Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Boston Partners Global Investors, Inc. and River Road Asset Management, LLC as subadvisors to the fund, effective as of the close of business on November 12, 2020. In addition, at the recommendation of UBS AM, the Board has appointed Wellington Management Company LLP ("Wellington") to serve as a new subadvisor to the fund. Wellington assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on November 13, 2020.

Second, this supplement updates certain information regarding the portfolio management team for J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), a subadvisor to PACE Large Co Growth Equity Investments. Effective immediately, Larry Lee and Holly Fleiss have been added as portfolio managers for the portion of the fund's assets managed by J.P. Morgan.

I. PACE Large Co Value Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to each of "Boston Partners Global Investors, Inc." or "Boston Partners" and "River Road Asset Management, LLC " or "River Road" as a subadvisor to PACE Large Co Value Equity Investments in the Prospectuses and SAI are hereby deleted.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Management process" beginning on page 35 of the Multi-Class Prospectus and page 38 of the Class P Prospectus is revised by inserting the following as the last bullet point under the fourth paragraph of that section:

• A "select equity income" strategy in which the subadvisor invests in quality large cap dividend-paying companies, with an emphasis on companies with solid balance sheets and below-market valuations.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 37 of the Multi-Class Prospectus and page 40 of the Class P Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Wellington Management Company LLP ("Wellington") assumed day-to-day management of a separate portion of the fund's assets on November 13, 2020.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.